Convertible Bonds	12 Months Ended
Dec. 31, 2015
Convertible Bond
Convertible Bonds

21.Convertible Bonds

In December 2014, the Company entered into three convertible promissory note purchase agreements with Brilliant King Group Limited (“Brilliant King”), Poseidon Sports Limited (“Poseidon”) and Union Sky Holding Group Limited (“Union Sky”), respectively whereby the Company agreed to sell and issue to these three investors convertible promissory notes in an aggregate principal amount of $35,000 which could be converted into 17,500,000 Common Shares at a fixed conversion price of $2 unless adjusted for anti-dilution. The convertible notes bore no interest, and might be partially or wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The convertible promissory notes was due and payable on June 11, 2016 and are reclassified as current liabilities as of December 31, 2015.

On June 15, 2015, the Company agreed to issue to Vision Edge Limited (“Vision Edge”) convertible promissory note in an aggregate amount of $20,000 which could be converted into 7,407,410 Common Shares at a fixed conversion price of $2.70 unless adjusted for anti-dilution pursuant to the agreement entered between the Company and Vision Edge. The convertible notes bore no interest, and might be wholly converted into shares of the Company’s common stock at any time prior to maturity at the option of the investor. The commitment date of the convertible promissory note is on June 29, 2015. The convertible promissory note was due and payable on June 29, 2016. Also, as mentioned in Note 22—Stock option, on June 15, 2015, the Company agreed to grant Vision Edge an option to purchase from the Company a total of 7,407,410 shares of the Company’s common stock for an aggregate purchase price of $20,000, or $2.70 per share, prior to December 15, 2015 pursuant to an option agreement. The above instruments issued to Vision Edge on June 15, 2015, including convertible promissory note and stock option, were accounted for as a bundled transaction. The proceeds from the issuance of convertible promissory note were allocated to the two elements based on the relative fair values of the convertible promissory note and the stock options at the time of issuance. There is no beneficial conversion feature in this convertible promissory note because the initial conversion price of US$2.66 per share after the proceeds are allocated to the option is greater than the fair value of the Company’s common stock on the commitment date of June 29, 2015. The convertible promissory note and stock options were initially recorded at $19,705 and $295, respectively, according to the allocation of the total proceeds. The discount of $295 of the convertible promissory note is amortized as interest expense using the effective interest rate method through the earliest demand payment date, i.e. June 29, 2016. The stock option was accounted for as an equity instrument and was recorded within equity.